Schedule of Operating Lease Liabilities - Right of use Assets, Net (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases
Right of use assets - related party	$ 1,055,343	$ 1,407,124
Less: Accumulated amortization	521,801	695,735
Right of use assets, net - related party	$ 533,542	$ 711,389